Supplement to the Current Prospectus

MFS(R) Floating Rate High Income Fund

Effective November 20, 2008, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

--------------------- ---------------- ------------ ---------------------------
Portfolio Manager     Primary Role     Since        Title    and   Five   Year
                                                    History
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
David J. Cobey        Portfolio        2006         Investment Officer of
                      Manager                       MFS; employed in the
                                                    investment management
                                                    area of MFS since 1995.
--------------------- ---------------- ------------ ---------------------------


             The date of this supplement is November 20, 2008.